FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance income and expenses [Abstract]
Schedule of Financing Income
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars
Interest Income:
Short-term bank deposits	357	30	333	95
Interest Income of debentures held for trading	4,603	3,274	1,791	1,228
Other	27	16	(11)	7
Total interest Income	4,987	3,320	2,113	1,330
Other:
Changes in fair value of financial assets at fair values	(13,697)	7,760	1,924	(3,654)
Gain (loss) from non-tradable financial assets (see note 21b).	-	5,368	(7,734)	-
Dividends	1,498	1,489	272	400
Total financing Income	(7,212)	17,937	(3,425)	(1,924)

Schedule of Financing Expenses
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars
Other:
Foreign currency differences	(2,867)	2,708	2,222	(768)
Bank fees	499	599	449	134
Management fees for investment houses	112	462	300	32
Other	-	-	172	-
Total financing costs	(2,256)	3,769	3,143	(602)